Significant Accounting Policies - Summary of Class Of Property And Equipment (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restaurant and production equipment
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment		5 years
Restaurant and production equipment | Bottom of range [member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Restaurant and production equipment | Top of range [member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Furniture and fixtures
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Computer equipment and software
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment		1 year
Computer equipment and software | Bottom of range [member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Computer equipment and software | Top of range [member]
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Leasehold improvements
Statement [Line Items]
Estimated Useful Life Measured	Term of lease, or estimated useful life of specific improvements if shorter	Term of lease, or estimated useful life of specificimprovements if shorter
Vehicles
Statement [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years